Consolidated Statement of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Series I Preferred Stock [Member]
Conversion Of Stocks	one share outstanding	one share outstanding	one share outstanding
Series II Preferred Stock [Member]
Conversion Of Stocks	one share outstanding	one share outstanding	one share outstanding